Schedule of segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
External customers	$ 9,926,519	$ 17,563,985	$ 23,777,952
Revenue	9,926,519	17,563,985	23,777,952
Bicycle frame [member]
IfrsStatementLineItems [Line Items]
External customers	4,678,501	14,400,846	15,219,005
Revenue	4,678,501	14,400,846	15,219,005
Racket [member]
IfrsStatementLineItems [Line Items]
External customers	184,663	1,684,837	7,042,493
Revenue	184,663	1,684,837	7,042,493
Crank [member]
IfrsStatementLineItems [Line Items]
External customers	1,515,032	686,657
Revenue	1,515,032	686,657
Service provision [member]
IfrsStatementLineItems [Line Items]
External customers	3,160,000
Revenue	3,160,000
Other [Member]
IfrsStatementLineItems [Line Items]
External customers	388,323	791,645	1,516,454
Revenue	$ 388,323	$ 791,645	$ 1,516,454